Investments carried under the equity method	3 Months Ended
Mar. 31, 2018
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method

The table below shows the breakdown of the investments held in associates as of March 31, 2018 and December 31, 2017:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Evacuación Valdecaballeros, S.L.	9,061	9,175
Myah Bahr Honaine, S.P.A.(*)	45,399	43,365
Pectonex, R.F. Proprietary Limited	3,188	3,244
Evacuación Villanueva del Rey, S.L	-	-
Total	57,648	55,784

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Condensed Interim Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.